Annual Total Returns - Franklin Flex Cap Growth VIP Fund [BarChart] - FTVIP Class 4-57 - Franklin Flex Cap Growth VIP Fund - Class 4	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	16.08%
Annual Return 2011	(4.91%)
Annual Return 2012	9.24%
Annual Return 2013	37.28%
Annual Return 2014	5.98%
Annual Return 2015	4.32%
Annual Return 2016	(2.98%)
Annual Return 2017	26.78%
Annual Return 2018	3.10%
Annual Return 2019	31.03%